Subsequent Events (Details) - Subsequent Event [Member] - 2037 SPL Notes [Member]	Feb. 24, 2017 USD ($)
Subsequent Event [Line Items]
Aggregate principal amount	$ 800,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%